UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1660 Duke Street, Suite 200
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Moszeter,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Moszeter Alexandria, VA February 10, 2009

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 107

Form 13F Information Table Value Total: 658,996 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 12/31/08


Column 1                     Column 2   Column 3  Column 4   Column 5   Column 6       Column 7        Column 8
                                                                     Invstmnt Dscrtn                Voting Authority
						    Value				 Other
Name of Issuer          Title of Class    Cusip   (x$1000)   Shares  Sole Shared Other   Mgrs    Sole  Shared   None
--------------               --------     -----  ---------- ------ ------ ----- -------- -----   ----   -----   ----



AES Corp.                  COMMON    00130H105       188    22846 SH        X                   21,406          1,440
AMN Healthcare Services IncCOMMON    001744101      8178   966610 SH        X                  638,642        327,968
Aaron Rents Inc.           COMMON    002535201     18236   685037 SH        X                  453,952        231,085
Allergan, Inc.             COMMON    018490102       163     4047 SH        X                    4,047              0
Amazon.com Inc.            COMMON    023135106       109     2122 SH        X                    2,122              0
Amgen Inc.                 COMMON    031162100       235     4070 SH        X                    3,875            195
Anadarko Pete Corp.        COMMON    032511107       198     5128 SH        X                    5,128              0
Analogic Corp.             COMMON    032657207      6512   238698 SH        X                  157,980         80,718
Apollo Group Inc.          COMMON    037604105       411     5369 SH        X                    5,369              0
Argon ST Inc.              COMMON    040149106     16016   849204 SH        X                  564,020        285,184
Baldor Electric Co.        COMMON    057741100     11985   671448 SH        X                  446,946        224,502
Bank Of The Ozarks         COMMON    063904106     16741   564812 SH        X                  374,371        190,441
Berkshire Hathaway Inc. (ClCOMMON    084670207       341      106 SH        X                      106              0
Bill Barrett Corp.         COMMON    06846N104     11892   562804 SH        X                  373,245        189,559
Blue Nile Inc.             COMMON    09578R103      2835   115780 SH        X                   77,186         38,594
Bob Evans Farms Inc.       COMMON    096761101     15620   764579 SH        X                  505,086        259,493
CarMax Inc.                COMMON    143130102        16     2090 SH        X                        0          2,090
Carter's Inc.              COMMON    146229109     15156   786940 SH        X                  523,744        263,196
Cbeyond Inc.               COMMON    149847105     16159  1011218 SH        X                  669,251        341,967
Cerner Corp.               COMMON    156782104     19966   519263 SH        X                  346,193        173,070
Chipotle Mexican Grill Inc.COMMON    169656105     10790   174095 SH        X                  115,365         58,730
Choice Hotels InternationalCOMMON    169905106     13465   447931 SH        X                  296,816        151,115
Coca-Cola Co.              COMMON    191216100       309     6828 SH        X                    6,828              0
Cognex Corp.               COMMON    192422103        21     1390 SH        X                        0          1,390
Comcast Corp. (Cl A)       COMMON    20030N101       277    16382 SH        X                   16,382              0
Corinthian Colleges Inc.   COMMON    218868107     17427  1064567 SH        X                  710,851        353,716
Corning Inc.               COMMON    219350105        49     5107 SH        X                    4,547            560
Danaher Corp.              COMMON    235851102       212     3748 SH        X                    3,748              0
Discovery Communications InCOMMON    25470f302        11      840 SH        X                        0            840
Discovery Holdings         COMMON    25468Y107        10      710 SH        X                        0            710
Dollar Tree Inc.           COMMON    256746108       217     5200 SH        X                    5,200              0
E.I. DuPont de Nemours & CoCOMMON    263534109        95     3752 SH        X                    3,752              0
EMC Corp.                  COMMON    268648102       148    14142 SH        X                   14,142              0
EMCOR Group Inc.           COMMON    29084Q100      8049   358838 SH        X                  237,663        121,175
Eclipsys Corp.             COMMON    278856109     12411   874633 SH        X                  581,781        292,852
Electronic Arts Inc.       COMMON    285512109       199    12408 SH        X                   10,568          1,840
Exxon Mobil Corp.          COMMON    30231G102       314     3936 SH        X                    3,936              0
F5 Networks Inc.           COMMON    315616102      9325   407897 SH        X                  273,830        134,067
First American Corp.       COMMON    318522307     10802   373892 SH        X                  247,682        126,210
GAMCO Investors Inc.       COMMON    361438104     12656   463234 SH        X                  306,344        156,890
Gamestop Corp.             COMMON    36467W109       188     8692 SH        X                    7,507          1,185
General Cable Corp.        COMMON    369300108     13411   758110 SH        X                  502,705        255,405
Genetech Inc.              COMMON    368710406       271     3274 SH        X                    3,004            270
Glacier Bancorp            COMMON    37637Q105     14676   771630 SH        X                  511,985        259,645
Goldman Sachs Group Inc.   COMMON    38141G104       148     1748 SH        X                    1,748              0
Google Inc.                COMMON    38259P508       243      789 SH        X                      789              0
Hain Celestial Group Inc.  COMMON    405217100     12775   669194 SH        X                  442,961        226,233
Holly Corp.                COMMON    435758305     11949   655442 SH        X                  433,552        221,890
International Business MachCOMMON    459200101        86     1021 SH        X                    1,021              0
Itron Inc.                 COMMON    465741106     10776   169066 SH        X                  111,981         57,085
JPMorgan Chase & Co.       COMMON    46625H100       142     4512 SH        X                    4,512              0
Johnson & Johnson          COMMON    478160104       160     2681 SH        X                    2,681              0
Knight Capital Group Inc.  COMMON    499005106     20925  1295648 SH        X                  858,570        437,078
Kraft Foods Inc.           COMMON    50075N104       235     8740 SH        X                    8,740              0
Kroger Co.                 COMMON    501044101       247     9357 SH        X                    9,357              0
L-1 Identity Solutions Inc.COMMON    50212A106      8504  1261713 SH        X                  833,816        427,897
Laboratory Corp. of AmericaCOMMON    50540R409       172     2664 SH        X                    2,664              0
Lance Inc.                 COMMON    514606102     18169   792008 SH        X                  523,179        268,829
Lexington Realty Trust     COMMON    529043101      7105  1421082 SH        X                  946,358        474,724
Loews Corp.                COMMON    540424108       223     7892 SH        X                    7,892              0
MDC Holdings Inc.          COMMON    552676108     12349   407561 SH        X                  270,156        137,405
ManTech Int'l Corp.        COMMON    564563104     19313   356395 SH        X                  236,093        120,302
Markel Corp.               COMMON    570535104        18       60 SH        X                        0             60
NBTY Inc.                  COMMON    628782104     13763   879424 SH        X                  583,950        295,474
NVR Inc.                   COMMON    62944T105      6079    13324 SH        X                    8,908          4,416
National Oilwell Varco Inc.COMMON    637071101       121     4962 SH        X                    4,962              0
OraSure Technologies Inc.  COMMON    68554V108        16     4235 SH        X                        0          4,235
Oracle Corp.               COMMON    68389X105       154     8668 SH        X                    8,668              0
Perrigo Co.                COMMON    714290103     20349   629798 SH        X                  416,568        213,230
PetMed Express Inc.        COMMON    716382106     11650   660793 SH        X                  436,452        224,341
Philip Morris InternationalCOMMON    718172109       233     5359 SH        X                    5,359              0
Quality Systems Inc.       COMMON    747582104     25575   586311 SH        X                  390,691        195,620
Raymond James Financial IncCOMMON    754730109      7486   437039 SH        X                  290,385        146,654
Raytheon Co.               COMMON    755111507       250     4892 SH        X                    4,892              0
RightNow Technologies Inc. COMMON    76657R106      6799   879519 SH        X                  582,641        296,878
Riverbed Technology Inc.   COMMON    768573107      5129   450306 SH        X                  298,401        151,905
Russell 2000 Index Fund iShISHARESTR 464287655       686    13930 SH        X                   13,930              0
Russell 3000 Index Ishares ISHARESTR 464287689       190     3660 SH        X                    3,660              0
Safeguard Scientifics Inc. COMMON    786449108        14    19850 SH        X                        0         19,850
Salesforce.com Inc         COMMON    79466L302       192     6006 SH        X                    6,006              0
Schering-Plough Corp.      COMMON    806605101       240    14110 SH        X                   14,110              0
SeaChange International IncCOMMON    811699107      4264   591334 SH        X                  390,503        200,831
Starbucks Corp.            COMMON    855244109       161    17039 SH        X                   17,039              0
Steelcase Inc.             COMMON    858155203      5864  1043432 SH        X                  687,538        355,894
Sun Microsystems Inc.      COMMON    866810104        16     4125 SH        X                        0          4,125
Symantec Corporation       COMMON    871503108        82     6087 SH        X                    6,087              0
Sysco Corp.                COMMON    871829107       266    11613 SH        X                   11,613              0
Take-Two Interactive SoftwaCOMMON    874054109      8510  1125629 SH        X                  757,495        368,134
Teleflex Inc.              COMMON    879369106     15518   309744 SH        X                  204,901        104,843
Toll Brothers Inc.         COMMON    889478103       226    10541 SH        X                   10,541              0
Treehouse Foods Inc.       COMMON    89469A104     20844   765196 SH        X                  507,806        257,390
Trex Co. Inc.              COMMON    89531P105      7085   430457 SH        X                  286,399        144,058
United Natural Foods Inc.  COMMON    911163103     14556   816807 SH        X                  541,267        275,540
United Parcel Service Inc. COMMON    911312106       295     5342 SH        X                    5,342              0
United Technologies Corp.  COMMON    913017109       236     4407 SH        X                    4,407              0
United Therapeutics Corp.  COMMON    91307C102     10864   173680 SH        X                  115,122         58,558
Vail Resorts Inc.          COMMON    91879Q109      8672   326027 SH        X                  215,726        110,301
Verizon Communications Inc.COMMON    92343V104       331     9775 SH        X                    9,775              0
Wal-Mart Stores Inc.       COMMON    931142103       421     7518 SH        X                    7,518              0
Washington Post Co.        COMMON    939640108        41      105 SH        X                        0            105
Washington REIT            COMMON    939653101     14664   518168 SH        X                  345,639        172,529
Watson Wyatt Worldwide Inc.COMMON    942712100     15826   330958 SH        X                  219,459        111,499
Wellpoint Inc.             COMMON    94973V107       181     4299 SH        X                    4,084            215
Willbros Group Inc.        COMMON    969199108     10853  1281391 SH        X                  853,071        428,320
Wilmington Trust CP        COMMON    971807102     10285   462448 SH        X                  304,348        158,100
XTO Energy Inc.            COMMON    98385X106       173     4913 SH        X                    4,913              0
Coca-Cola Co.              CALL      191216900         7       65 SH        X                       65              0

                                               $658,996



